SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 94.5%

Commercial Services - 2.8%
Booz Allen Hamilton Holding Corp.	2,700	269,865
Brink’s Co.	1,825	213,269
Colliers International Group, Inc.	3,600	562,356
FTI Consulting, Inc. *	1,000	161,650

		1,207,140

Communications - 0.5%
Iridium Communications, Inc.	12,475	217,814

Consumer Durables - 1.3%
Century Communities, Inc.	3,925	248,727
IMAX Corp. *	3,300	108,075
National Presto Industries, Inc.	750	84,113
YETI Holdings, Inc. *	4,075	135,208

		576,123

Consumer Non-Durables - 0.8%
Sensient Technologies Corp.	3,650	342,552

Consumer Services - 2.3%
Adtalem Global Education, Inc. *	3,200	494,240
Nexstar Media Group, Inc.	1,800	355,932
Vail Resorts, Inc.	1,100	164,527

		1,014,699

Electronic Technology - 6.1%
Coherent Corp. *	4,475	482,047
Entegris, Inc.	3,340	308,816
MKS, Inc.	3,975	491,986
Monolithic Power Systems, Inc.	1,050	966,672
Power Integrations, Inc.	9,500	381,995

		2,631,516

Energy Minerals - 2.1%
Chord Energy Corp.	5,500	546,535
Northern Oil & Gas, Inc.	14,275	354,020

		900,555

Finance - 25.3%
Air Lease Corp.	8,175	520,339
Artisan Partners Asset Management, Inc.	5,350	232,190
Axis Capital Holdings, Ltd.	5,625	538,875
Broadstone Net Lease, Inc.	26,125	466,854
Cadence Bank	17,025	639,119
CareTrust REIT, Inc.	16,900	586,092
Carlyle Group, Inc.	8,075	506,302
CNO Financial Group, Inc.	14,000	553,700
Columbia Banking System, Inc.	25,750	662,805
CubeSmart	5,250	213,465
Essential Properties Realty Trust, Inc.	10,050	299,088
Evercore, Inc.	2,315	780,896
HA Sustainable Infrastructure Capital, Inc.	4,825	148,127
Hanover Insurance Group, Inc.	2,475	449,534
Hercules Capital, Inc.	24,675	466,604
Horace Mann Educators Corp.	12,900	582,693
Janus Henderson Group, PLC	6,100	271,511
Old National Bancorp	29,350	644,233
Piper Sandler Cos.	1,450	503,135
Provident Financial Services, Inc.	19,975	385,118
Stifel Financial Corp.	5,300	601,391

Name of Issuer	Quantity	Fair Value ($)

Synovus Financial Corp.	11,550	566,874
Western Alliance Bancorp	3,625	314,360

		10,933,305

Health Services - 4.6%
Addus HomeCare Corp. *	5,545	654,255
Encompass Health Corp.	4,275	543,010
Tenet Healthcare Corp. *	4,025	817,236

		2,014,501

Health Technology - 6.7%
AtriCure, Inc. *	17,300	609,825
Bio-Techne Corp.	4,100	228,083
Glaukos Corp. *	4,940	402,857
iRadimed Corp.	3,450	245,502
STERIS, PLC	975	241,254
Supernus Pharmaceuticals, Inc. *	11,525	550,780
TG Therapeutics, Inc. *	7,945	287,013
Vericel Corp. *	10,825	340,663

		2,905,977

Industrial Services - 12.9%
Argan, Inc.	5,500	1,485,275
DT Midstream, Inc.	5,600	633,136
EMCOR Group, Inc.	1,850	1,201,649
Golar LNG, Ltd.	10,650	430,367
KBR, Inc.	8,025	379,502
Kodiak Gas Services, Inc.	18,400	680,248
TechnipFMC, PLC	19,550	771,247

		5,581,424

Non-Energy Minerals - 2.9%
Commercial Metals Co.	3,950	226,256
Eagle Materials, Inc.	2,075	483,558
James Hardie Industries, PLC *	5,893	113,205
MP Materials Corp. *	6,600	442,662

		1,265,681

Process Industries - 4.4%
Avient Corp.	8,900	293,255
Cabot Corp.	4,325	328,916
CSW Industrials, Inc.	1,200	291,300
Huntsman Corp.	4,650	41,757
Olin Corp.	11,500	287,385
Silgan Holdings, Inc.	11,400	490,314
Stepan Co.	3,325	158,603

		1,891,530

Producer Manufacturing - 15.4%
AeroVironment, Inc. *	2,775	873,820
AZZ, Inc.	3,650	398,325
Belden, Inc.	3,175	381,857
BWX Technologies, Inc.	3,150	580,765
Carlisle Cos., Inc.	775	254,944
Crane Co.	3,275	603,058
Crane NXT Co.	3,275	219,654
Donaldson Co., Inc.	4,700	384,695
EnPro, Inc.	1,900	429,400
Flowserve Corp.	12,475	662,922
Hubbell, Inc.	1,225	527,130
Huntington Ingalls Industries, Inc.	1,625	467,854
Lincoln Electric Holdings, Inc.	1,075	253,517

SEPTEMBER 30, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Regal Rexnord Corp.	2,900	415,976
Zurn Water Solutions Corp.	4,700	221,041

		6,674,958

Retail Trade - 2.0%
Boot Barn Holdings, Inc. *	1,810	299,953
Casey’s General Stores, Inc.	1,025	579,453

		879,406

Technology Services - 2.4%
Genpact, Ltd.	13,325	558,184
Globant SA *	2,625	150,623
nCino, Inc. *	11,535	312,714

		1,021,521

Transportation - 1.0%
Knight-Swift Transportation Holdings, Inc.	3,700	146,187
TFI International, Inc.	3,475	306,008

		452,195

Utilities - 1.0%
Chesapeake Utilities Corp.	3,075	414,172

Total Common Stocks (cost: $28,117,670)		40,925,069

Short-Term Securities - 5.4%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.04% (cost $2,329,812)	2,329,812	2,329,812

Total Investments in Securities - 99.9% (cost $30,447,482)		43,254,881

Other Assets and Liabilities, net - 0.1%		36,748

Net Assets - 100.0%		$43,291,629

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	40,925,069	—	—	40,925,069
Short-Term Securities	2,329,812	—	—	2,329,812
Total:	43,254,881	—	—	43,254,881

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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